Employees' Retirement Benefits (Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial gains (losses), net	¥ (44,040)	¥ (33,386)
Prior service cost, net	374	1,068
Transition obligation	(403)	(452)
Total	¥ (44,069)	¥ (32,770)